UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ospraie Management, LLC
Address:       320 Park Avenue, 27th Floor
               New York, New York 10022

Form 13F File Number:  28-11391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Michael Fischer
Name:          Ospraie Management, LLC
Title:         General Counsel
Phone:         212-602-5000


Signature, Place, and Date of Signing:

/s/ Michael Fischer                New York, NY                  05/15/07
-------------------                ------------                  --------
   [Signature]                     [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         41
Form 13F Information Table Value Total:         922,675
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                              TITLE OF                   VALUE   SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION   MANAGERS  SOLE       SHARED    NONE
----------------------------- --------------- --------- -------- --------- -------- ------------ --------- ---------- --------- ----
AUGUSTA RES CORP              COM NEW         050912203  11,051  5,695,483 SH       SOLE           N/A      5,695,483
AUGUSTA RES CORP              COM NEW         050912203  1,855     955,817 SH       DEFINED        N/A        955,817
BALLARD PWR SYS INC           COM             05858H104   193       35,000 SH       SOLE           N/A         35,000
CAMERON INTERNATIONAL CORP    COM             13342B105   389        6,200 SH       SOLE           N/A          6,200
CARNIVAL CORP                 PAIRED CTF      143658300  41,780    891,600 SH       SOLE           N/A        891,600
CELANESE CORP DEL             COM SER A       150870103  13,421    435,168 SH       SOLE           N/A        435,168
CHEMTURA CORP                 COM             163893100  31,697  2,900,000 SH       SOLE           N/A      2,900,000
CHESAPEAKE ENERGY CORP        COM             165167107 111,895  3,623,548 SH       SOLE           N/A      3,623,548
CHESAPEAKE UTILS CORP         COM             165303108  3,273     105,800 SH       SOLE           N/A        105,800
CHOICEPOINT INC               COM             170388102  45,516  1,216,028 SH       SOLE           N/A      1,216,028
COLD SPRING CAP INC           UNIT 11/11/2009 192865202  9,366   1,666,600 SH       SOLE           N/A      1,666,600
COMPLETE PRODUCTION SERVICES  COM             20453E109  4,181     210,000 SH       SOLE           N/A        210,000
COMPTON PETE CORP             COM             204940100  6,548     650,000 SH       SOLE           N/A        650,000
COVANTA HLDG CORP             COM             22282E102  5,545     250,000 SH       SOLE           N/A        250,000
ENDEAVOUR INTL CORP           COM             29259G101  2,050   1,000,000 SH       SOLE           N/A      1,000,000
F M C CORP                    COM NEW         302491303  16,534    219,200 SH       SOLE           N/A        219,200
FOREST OIL CORP               COM PAR $0.01   346091705  2,696      80,800 SH       SOLE           N/A         80,800
GASTAR EXPL LTD               COM             367299104  20,597  9,154,050 SH       SOLE           N/A      9,154,050
GASTAR EXPL LTD               COM             367299104  20,597  9,154,050 SH       DEFINED        N/A      9,154,050
GENERAL ELECTRIC CO           COM             369604103  25,636    725,000 SH       SOLE           N/A        725,000
GENERAL MLS INC               COM             370334104  16,011    275,000 PUT      SOLE           N/A        275,000
GLOBAL LOGISTICS ACQUISITION  UNIT 12/31/2010 379414204  10,375  1,250,000 SH       SOLE           N/A      1,250,000
GOLDCORP INC NEW              COM             380956409  10,257    427,000 SH       SOLE           N/A        427,000
GRUPO AEROPORTUARIO CTR NORT  SPON ADR        400501102  19,865    827,000 SH       SOLE           N/A        827,000
HALLIBURTON CO                COM             406216101   952       30,000 SH       SOLE           N/A         30,000
KELLOGG CO                    COM             487836108  7,715     150,000 PUT      SOLE           N/A        150,000
LENNAR CORP                   CL B            526057302  88,477  2,243,900 SH       SOLE           N/A      2,243,900
M D C HLDGS INC               COM             552676108  24,477    509,200 SH       SOLE           N/A        509,200
MONSANTO CO NEW               COM             61166W101  65,413  1,190,200 SH       SOLE           N/A      1,190,200
OCCIDENTAL PETE CORP DEL      COM             674599105  36,095    732,000 SH       SOLE           N/A        732,000
PLAINS EXPL & PRODTN CO       COM             726505100  26,773    593,100 SH       SOLE           N/A        593,100
ROCKWOOD HLDGS INC            COM             774415103  4,014     145,000 SH       SOLE           N/A        145,000
ROWAN COS INC                 COM             779382100   649       20,000 SH       SOLE           N/A         20,000
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103  55,095  1,306,800 SH       SOLE           N/A      1,306,800
SUNOCO INC                    COM             86764P109   844       11,975 SH       SOLE           N/A         11,975
UTI WORLDWIDE INC             COM             G87210103  62,679  2,550,000 SH       SOLE           N/A      2,550,000
VALERO ENERGY CORP NEW        COM             91913Y100   967       15,000 SH       SOLE           N/A         15,000
WALTER INDS INC               COM             93317Q105  7,390     298,600 SH       SOLE           N/A        298,600
WEATHERFORD INTERNATIONAL  LT COM             G95089101  1,128      25,000 SH       SOLE           N/A         25,000
WESCO INTL INC                COM             95082P105  14,126    225,000 SH       SOLE           N/A        225,000
XTO ENERGY INC                COM             98385X106  94,553  1,725,100 SH       SOLE           N/A      1,725,100

                            41                          922,675

